S000001250 [Member] Investment Objectives and Goals - CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide high current income exempt from regular federal income tax and California state personal income tax by investing in municipal instruments.